Warrants	9 Months Ended	12 Months Ended
	Oct. 31, 2014	Jan. 31, 2014
Warrants [Text Block]

NOTE 5 – Warrants

As of October 31, 2014, there were 65,366,708 whole share purchase warrants outstanding and 65,366,708 exercisable. The warrants have a weighted average remaining life of 1.26 years and a weighted average exercise price of $0.025 per whole warrant for one common share. The warrants had an aggregate intrinsic value of $7,251 as of October 31, 2014.

Warrants issued in private placement outstanding at October 31, 2014 is as follows:

		Weighted
	Number of whole share	average exercise
	purchase warrants	price per share
Outstanding, January 31, 2014	58,441,729	$0.026
Issued	6,924,979	0.017
Expired	-	-
Exercised	-	-
Outstanding, October 31, 2014	65,366,708	$0.025
Exercisable, October 31, 2014	65,366,708	$0.025

In March 2014, the Company issued 500,000 warrants to a designee of MBGS, LLC, pursuant to a settlement agreement with Northern Dynasty which discharged the $3,730,174 principal balance and $1,592,769 of accrued interest for the 2010 Convertible Note (See Note 7). The warrants were fully vested upon issuance, have an exercise price of $0.028 and have a three year term. The company expensed $6,440, the fair value of the warrant issued upon issuance.

During the nine months ended October 31, 2014, the Company also issued 6,424,979 warrants to three investors at exercise prices ranging from $0.015 to $0.028 with a three year term.

NOTE 10 – Warrants

As of January 31, 2014, there were 51,082,330 whole share purchase warrants outstanding and exercisable. The warrants have a weighted average remaining life of 1.8 years and a weighted average exercise price of $0.027 per whole warrant for one common share. Whole share purchase warrants outstanding at January 31, 2014 and 2013 are as follows:

	Number of whole share	Weighted average exercise
	purchase warrants	price per share
Outstanding, January 31, 2012	92,922,691	$0.053
Issued	17,225,537	0.041
Expired	(855,314)	0.020
Exercised	(22,592,684)	0.026

Outstanding, January 31, 2013	86,700,230	$0.058
Issued	25,556,792	0.016
Expired	(46,579,478)	0.071
Exercised	(14,595,214)	0.051
Outstanding, January 31, 2014	51,082,330	$0.027
Exercisable, January 31, 2014	51,082,330	$0.027

The weighted average intrinsic value for warrants outstanding was $109,275 as of January 31, 2014.